Organization and Summary of Significant Accounting Policies (Details 19) (USD $)	12 Months Ended
Jul. 01, 2012
Exercise Price Range One [Member]
Range of options outstanding
Exercise Price Range, Lower Range Limit	$ 10.92
Exercise Price Range, Upper Range Limit	$ 26.53
Number of Options Outstanding	244,800
Number of Options Exercisable	104,700
Weighted Average Exercise Price Outstanding	$ 17.93
Weighted Average Exercise Price Exercisable	$ 14.33
Weighted Average Remaining Contractual Life Outstanding (In Years)	6 years 8 months 12 days
Exercise Price Range Two [Member]
Range of options outstanding
Exercise Price Range, Lower Range Limit	$ 44.93
Exercise Price Range, Upper Range Limit	$ 63.25
Number of Options Outstanding	88,000
Number of Options Exercisable	88,000
Weighted Average Exercise Price Outstanding	$ 56.72
Weighted Average Exercise Price Exercisable	$ 56.72
Weighted Average Remaining Contractual Life Outstanding (In Years)	1 year 7 months 6 days
Exercise Price Range Three [Member]
Range of options outstanding
Weighted Average Exercise Price Outstanding	$ 28.19
Weighted Average Exercise Price Exercisable	$ 33.69